Redeemable Convertible Preferred Stock and Stockholders' Deficit - Summary of Reserved for Issuance Upon the Potential Conversion or Exercise (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock shares reserved for future issuance	2,294,777	1,307,731
Restricted Stock Units
Class of Stock [Line Items]
Common stock shares reserved for future issuance	21,230	25,745
Outstanding Options to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	284,332	155,441
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	769,257	10,594
Shares of Common Stock Issued Upon the Exercise of Public Warrants
Class of Stock [Line Items]
Common stock shares reserved for future issuance	750,383
Earn-Out Shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance	360,000	360,000
Convertible Notes
Class of Stock [Line Items]
Common stock shares reserved for future issuance	19,168
Series A Preferred Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	90,407